Concentration of Credit Risk	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

Note 12. CONCENTRATION OF CREDIT RISK

At December 31, 2014 accounts receivable balances included concentrations from seven customers that had balances of an amount greater than 10%. The amounts ranged from $27,729 to $177,200. At December 31 2013, accounts receivable balances included a concentration from one customer in the amount of $268,768, which was an amount greater than 10% of the total net accounts receivable balance.

Beginning the first quarter of 2012, the Company began selling electronic cigarettes in the country of Canada exclusively through a Canadian distributor. For the years ended December 31, 2014 and 2013, the Company had sales in excess of 10% to this Canadian distributor of $2,912,525 and $3,847,310, respectively. For the year ended December 31, 2014 one other customer accounted for sales in excess of 10% with sales of $1,536,050. No other customer accounted for sales of 10% for the year ended December 31, 2013.